Party-In-Interest Transactions (Details) - Trustmark 401(k) Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Party-In-Interest Transactions [Abstract]
Dividends received (in Dollars)	$ 433,912	$ 494,211
Value of shares held by the Plan (in Dollars)	$ 432,183,469	$ 393,989,201
Common Stock [Member]
Party-In-Interest Transactions [Abstract]
Number of shares held by the Plan (in Shares)	422,930	491,661
Value of shares held by the Plan (in Dollars)	$ 16,473,118	$ 17,390,020
Number of shares purchased by the Plan (in Shares)	12,238	17,579
Number of shares sold by the Plan (in Shares)	80,968	111,382